Investment Securities, Concentrations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Small Business Administration [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	$ 111,383
Fair Value, Total	103,029
Federal Home Loan Mortgage Corporation [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	159,375
Fair Value, Total	154,492
Government National Mortgage Association [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	100,578
Fair Value, Total	101,947
Federal National Mortgage Association [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	538,260
Fair Value, Total	$ 523,070